Earnings per share (Details) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Earnings Per Share Details Abstract
Issued common shares at beginning of period	69,718,706	60,742,923	64,676,256	56,378,306
Effect of shares issued	255,435	776,449	3,819,664	2,920,675
Weighted average number of common shares outstanding – basic	69,974,141	61,519,372	68,495,920	59,298,981
Weighted average number of shares outstanding – b diluted	69,974,141	61,519,372	68,495,920	59,298,981